RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the accompanying financial statements at December 31, 2025 and 2024 to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$47,236,244	$41,384,320
Contributions receivable	(133,338)	(115,583)
Net assets available for benefits per Form 5500	$47,102,906	$41,268,737

The following is a reconciliation of the change in net assets available for benefits per the financial statements for the year ended December 31, 2025, to net income per Form 5500:

Net increase before transfers per the financial statements	$8,527,699
Change in contributions receivable	(17,755)

Net income per Form 5500	$8,509,944